Long-Term Investments (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY (¥)	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY (¥)
Long-Term Investments [Line Items]
Investment amount	$ 11,656,412	$ 13,012,340
Cash consideration								$ 8,535,827	¥ 52,000,000
Dividend income	330,177	275,460		$ 250,096
Minimum [Member]
Long-Term Investments [Line Items]
Ownership percentage								3.50%	3.50%
Maximum [Member]
Long-Term Investments [Line Items]
Ownership percentage								19.00%	19.00%
Huashang Micro Finance Co. (“Huashang”) [Member]
Long-Term Investments [Line Items]
Investment amount														$ 13,203,257	¥ 90,000,000
Acquire percentage														22.50%	22.50%
Wenzhou Longlian Development Co Ltd [Member]
Long-Term Investments [Line Items]
Investment amount												$ 1,307,982	¥ 8,333,400
Acquire percentage												8.3334%	8.3334%
Impairment loss	$ 1,155,411
Longwan Rural Commercial Bank [Member]
Long-Term Investments [Line Items]
Investment amount										$ 7,172,207	¥ 44,982,000
Acquire percentage										2.10%	2.10%
Dividend income		$ 275,460	¥ 1,984,500	$ 250,096	¥ 1,764,000	$ 330,177	¥ 2,381,400